LEASE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating lease term	3 years
Cash paid for operating leases	$ 132,374	$ 147,970	$ 122,276
Operating lease expense	8,835		41,227
Short term lease expenses	$ 128,045	$ 147,970	$ 81,049